COMMON STOCK AND STOCK INCENTIVE PLANS - Stock Option Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2017 Equity Incentive Plan
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	605
Options Exercised (in shares)	(52)
Options Forfeited or Expired (in shares)	(309)
Options Outstanding at the end of the period (in shares)	244	605
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 2.78
Options Exercised (in dollars per share)	2.62
Options Forfeited or Expired (in dollars per share)	3.22
Options Outstanding at the end of the period (in dollars per share)	$ 2.26	$ 2.78
2006 Equity Incentive Plan
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	605	415	558
Options Granted (in shares)		267
Options Exercised (in shares)			(12)
Options Forfeited or Expired (in shares)		(77)	(131)
Options Outstanding at the end of the period (in shares)		605	415
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 2.78	$ 6.11	$ 6.33
Options Granted (in dollars per share)		2.24
Options Exercised (in dollars per share)			3.48
Options Forfeited or Expired (in dollars per share)		18.79	7.30
Options Outstanding at the end of the period (in dollars per share)		$ 2.78	$ 6.11